PORTFOLIO OF INVESTMENTS – as of June 30, 2023 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.5% of Net Assets
	Aerospace & Defense – 2.2%
362,492	AAR Corp.(a)	$20,937,538
429,666	Hexcel Corp.	32,663,209

		53,600,747

	Automobile Components – 2.6%
244,978	Dorman Products, Inc.(a)	19,311,616
367,313	Gentherm, Inc.(a)	20,756,857
290,429	Patrick Industries, Inc.	23,234,320

		63,302,793

	Banks – 1.0%
717,312	Bancorp, Inc.(a)	23,420,237

	Beverages – 0.5%
438,202	Vita Coco Co., Inc.(a)	11,774,488

	Biotechnology – 5.5%
685,259	Inhibrx, Inc.(a)	17,789,324
960,436	Insmed, Inc.(a)	20,265,199
413,382	PTC Therapeutics, Inc.(a)	16,812,246
706,722	Replimune Group, Inc.(a)	16,410,085
722,774	Vericel Corp.(a)	27,154,619
625,793	Xencor, Inc.(a)	15,626,051
448,526	Xenon Pharmaceuticals, Inc.(a)	17,268,251

		131,325,775

	Building Products – 1.0%
787,831	AZEK Co., Inc.(a)	23,863,401

	Capital Markets – 2.7%
245,494	Focus Financial Partners, Inc., Class A(a)	12,890,890
369,786	Hamilton Lane, Inc., Class A	29,575,484
342,552	PJT Partners, Inc., Class A	23,855,321

		66,321,695

	Commercial Services & Supplies – 2.6%
473,663	Casella Waste Systems, Inc., Class A(a)	42,842,818
715,560	Driven Brands Holdings, Inc.(a)	19,363,054

		62,205,872

	Communications Equipment – 1.0%
484,907	Calix, Inc.(a)	24,201,708

	Construction & Engineering – 2.3%
347,897	Arcosa, Inc.	26,360,156
590,397	WillScot Mobile Mini Holdings Corp.(a)	28,215,072

		54,575,228

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Consumer Services – 0.7%
163,037	Grand Canyon Education, Inc.(a)	$16,827,049

	Electronic Equipment, Instruments & Components – 3.6%
270,435	Advanced Energy Industries, Inc.	30,139,981
250,131	Itron, Inc.(a)	18,034,445
207,052	Novanta, Inc.(a)	38,118,273

		86,292,699

	Energy Equipment & Services – 3.8%
675,881	Cactus, Inc., Class A	28,603,284
579,106	Noble Corp. PLC(a)	23,922,869
576,117	Weatherford International PLC(a)	38,265,691

		90,791,844

	Financial Services – 1.6%
743,593	EVERTEC, Inc.	27,386,530
373,134	Flywire Corp.(a)	11,582,080

		38,968,610

	Food Products – 2.6%
649,703	Hostess Brands, Inc.(a)	16,450,480
538,293	Simply Good Foods Co.(a)	19,696,141
1,324,137	Sovos Brands, Inc.(a)	25,900,120

		62,046,741

	Ground Transportation – 0.8%
963,321	Marten Transport Ltd.	20,711,402

	Health Care Equipment & Supplies – 9.6%
528,193	AtriCure, Inc.(a)	26,071,606
516,080	Axonics, Inc.(a)	26,046,558
236,012	CONMED Corp.	32,071,671
149,859	Inspire Medical Systems, Inc.(a)	48,650,226
244,323	LivaNova PLC(a)	12,565,532
487,380	Merit Medical Systems, Inc.(a)	40,764,463
273,991	NuVasive, Inc.(a)	11,395,286
421,833	PROCEPT BioRobotics Corp.(a)	14,911,796
735,687	Treace Medical Concepts, Inc.(a)	18,818,873

		231,296,011

	Health Care Providers & Services – 4.9%
296,613	Acadia Healthcare Co., Inc.(a)	23,622,260
307,846	Ensign Group, Inc.	29,386,979
1,284,978	Option Care Health, Inc.(a)	41,748,935
563,077	Progyny, Inc.(a)	22,151,449

		116,909,623

	Health Care Technology – 1.9%
931,475	Evolent Health, Inc., Class A(a)	28,223,692
542,365	Phreesia, Inc.(a)	16,818,739

		45,042,431

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – 3.5%
1,453,228	Life Time Group Holdings, Inc.(a)	$28,584,995
269,816	Papa John’s International, Inc.	19,920,515
308,980	Texas Roadhouse, Inc.	34,692,274

		83,197,784

	Household Durables – 1.3%
220,466	Installed Building Products, Inc.	30,900,515

	Insurance – 2.3%
970,123	BRP Group, Inc., Class A(a)	24,039,648
85,335	Kinsale Capital Group, Inc.	31,932,357

		55,972,005

	IT Services – 0.1%
142,725	Grid Dynamics Holdings, Inc.(a)	1,320,206

	Leisure Products – 2.0%
339,075	Malibu Boats, Inc., Class A(a)	19,890,140
1,383,711	Topgolf Callaway Brands Corp.(a)	27,466,663

		47,356,803

	Life Sciences Tools & Services – 1.0%
99,765	Medpace Holdings, Inc.(a)	23,960,560

	Machinery – 4.2%
349,999	Albany International Corp., Class A	32,647,907
205,858	ESCO Technologies, Inc.	21,333,065
345,258	Helios Technologies, Inc.	22,818,101
109,956	RBC Bearings, Inc.(a)	23,912,131

		100,711,204

	Oil, Gas & Consumable Fuels – 1.9%
279,059	Denbury, Inc.(a)	24,071,629
991,744	Magnolia Oil & Gas Corp., Class A	20,727,450

		44,799,079

	Personal Care Products – 3.9%
853,148	BellRing Brands, Inc.(a)	31,225,217
331,860	elf Beauty, Inc.(a)	37,908,367
179,947	Inter Parfums, Inc.	24,334,233

		93,467,817

	Pharmaceuticals – 1.3%
697,112	Supernus Pharmaceuticals, Inc.(a)	20,955,187
303,635	Ventyx Biosciences, Inc.(a)	9,959,228

		30,914,415

	Professional Services – 6.0%
126,756	FTI Consulting, Inc.(a)	24,108,991
291,047	Huron Consulting Group, Inc.(a)	24,712,801
170,384	ICF International, Inc.	21,194,066
741,738	KBR, Inc.	48,257,474

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
370,024	WNS Holdings Ltd., ADR(a)	$27,278,169

		145,551,501

	Semiconductors & Semiconductor Equipment – 5.5%
529,018	MACOM Technology Solutions Holdings, Inc.(a)	34,666,549
176,381	Onto Innovation, Inc.(a)	20,543,095
676,565	Rambus, Inc.(a)	43,415,176
211,071	Silicon Laboratories, Inc.(a)	33,294,340

		131,919,160

	Software – 5.0%
849,644	Box, Inc., Class A(a)	24,962,541
198,609	Envestnet, Inc.(a)	11,787,444
377,410	Intapp, Inc.(a)	15,817,253
419,978	Model N, Inc.(a)	14,850,422
504,729	PagerDuty, Inc.(a)	11,346,308
547,569	Tenable Holdings, Inc.(a)	23,846,630
651,863	Varonis Systems, Inc.(a)	17,372,149

		119,982,747

	Specialty Retail – 0.9%
256,316	Boot Barn Holdings, Inc.(a)	21,707,402

	Technology Hardware, Storage & Peripherals – 1.8%
1,179,030	Pure Storage, Inc., Class A(a)	43,411,885

	Textiles, Apparel & Luxury Goods – 1.5%
226,015	Columbia Sportswear Co.	17,457,399
194,272	Oxford Industries, Inc.	19,120,250

		36,577,649

	Trading Companies & Distributors – 3.4%
213,854	Applied Industrial Technologies, Inc.	30,972,475
249,411	McGrath RentCorp	23,065,529
165,208	SiteOne Landscape Supply, Inc.(a)	27,649,211

		81,687,215

	Total Common Stocks (Identified Cost $1,933,076,180)	2,316,916,301

Principal Amount
Short-Term Investments – 3.5%
$84,133,718	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $84,149,844 on 7/03/2023 collateralized by $99,252,400 U.S. Treasury Note, 0.500% due 5/31/2027 valued at $85,816,463 including accrued interest(b) (Identified Cost $84,133,718)	84,133,718

Total Investments – 100.0% (Identified Cost $2,017,209,898)	2,401,050,019
Other assets less liabilities – (0.0)%	(13,002)

Net Assets – 100.0%	$2,401,037,017

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,316,916,301	$—	$—	$2,316,916,301
Short-Term Investments	—	84,133,718	—	84,133,718

Total	$2,316,916,301	$84,133,718	$—	$2,401,050,019

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2023 (Unaudited)

Health Care Equipment & Supplies	9.6%
Professional Services	6.0
Semiconductors & Semiconductor Equipment	5.5
Biotechnology	5.5
Software	5.0
Health Care Providers & Services	4.9
Machinery	4.2
Personal Care Products	3.9
Energy Equipment & Services	3.8
Electronic Equipment, Instruments & Components	3.6
Hotels, Restaurants & Leisure	3.5
Trading Companies & Distributors	3.4
Capital Markets	2.7
Automobile Components	2.6
Commercial Services & Supplies	2.6
Food Products	2.6
Insurance	2.3
Construction & Engineering	2.3
Aerospace & Defense	2.2
Leisure Products	2.0
Other Investments, less than 2% each	18.3
Short-Term Investments	3.5

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%